                           111 Huntington Ave., Boston, Massachusetts  02199-7632
                         Phone 617-954-5000

                                              June 27, 2014

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	MFS® Series Trust X (the “Trust”) (File Nos. 33-1657 and 811-4492) on behalf of MFS® Managed Wealth Fund

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter, on behalf of the Trust, as certification that the Prospectus and Statement of Additional Information for the Fund does not differ from those contained in Post-Effective Amendment No. 96 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed electronically on June 24, 2014.

Please call the undersigned at (617) 954-5843 or Keli Davis at (617) 954-5873 with any questions you may have.

                                              Very truly yours,

                                              BRIAN E. LANGENFELD
                                              Brian E. Langenfeld
                                              Vice President & Senior Counsel

BEL/bjn